Expense Example (Invesco V.I. Technology Fund, Series I shares, Invesco V.I. Technology Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Technology Fund | Series I shares, Invesco V.I. Technology Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 116
3 Years	362
5 Years	628
10 Years	$ 1,386